Summary of Significant Accounting Policies - Useful Lives (Details)	12 Months Ended
Dec. 31, 2015
Minimum
Property and equipment
Estimated useful lives (in years)	6 years
Maximum
Property and equipment
Estimated useful lives (in years)	14 years
Computer equipment | Minimum
Property and equipment
Estimated useful lives (in years)	3 years
Computer equipment | Maximum
Property and equipment
Estimated useful lives (in years)	5 years
Software
Property and equipment
Estimated useful lives (in years)	5 years
Software | Minimum
Property and equipment
Estimated useful lives (in years)	2 years
Software | Maximum
Property and equipment
Estimated useful lives (in years)	5 years
Furniture and fixtures
Property and equipment
Estimated useful lives (in years)	7 years